Major Customers and Suppliers	12 Months Ended
Dec. 31, 2024
Major Customers and Suppliers [Abstract]
MAJOR CUSTOMERS AND SUPPLIERS
19.	MAJOR CUSTOMERS AND SUPPLIERS

The Company has derived a substantial portion of its revenue from sales to a limited number of customers. Sales to BitFuFu’s top three customers contributed 31%, 26% and 31% of its total revenue for the years ended December 31, 2024, 2023 and 2022, respectively. Although the Company continually seeks to diversify its customer base, there is no assurance that the proportion of revenue contribution from its major customers to its total revenue will decrease in the future. Dependence on a limited number of major customers exposes the Company to risks of substantial losses if any of them reduces or ceases business collaboration with the Company.

Concentration of credit risk

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue for the years ended December 31, 2024, 2023, and 2022:

	Years Ended December 31,
	2024	2023	2022

Customer A	14%	6%	9%
Customer B	10%	-	-
Customer C	7%	15%	17%

Supplier concentration

The Company relies on a limited number of suppliers to provide it with digital asset mining equipment and hosting facilities at economical prices. For the years ended December 31, 2024, 2023 and 2022, the Company’s purchases from its largest supplier accounted for 41%, 61%, and 52% of its total cost of revenue, respectively.

The below table represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	Years Ended December 31,
	2024	2023	2022

Supplier A	41%	61%	52%
Supplier B	26%	9%	-
Supplier C	14%	13%	32%